Consolidated Statements of Cash Flows (Parentheticals) - shares	12 Months Ended
Dec. 31, 2014
Issuance of shares of common stock for the conversion of notes payable and accrued interest	846,263
Issuance of shares of common stock for acquisition	10,000,000
Issuance of shares of common stock	175,000
Issuance of common stock under cashless exercise of warrants	16,202